DEFERRED REVENUE	6 Months Ended
May 31, 2022
DEFERRED REVENUE

15.       DEFERRED REVENUE

A summary of the deferred revenue is as follows:

	May 31, 2022	November 30, 2021
		$
Film distribution	956,828	179,196
Streaming subscriptions	6,565	4,798
Deferred Revenue	963,393	183,994